N-4	Oct. 25, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Oct. 25, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

This Supplement to your prospectus outlines important changes related to Appendix B – Investment Requirements that will be effective on and after November 18, 2024. All other provisions outlined in your variable annuity prospectus, as supplemented, remain unchanged.

The American Century Diversified Growth Model and JPMorgan U.S. Active Growth Model will be added to the list of models to which you allocate your Contract Value if you elect (or have elected) the Earnings Optimizer Death Benefit.

Some Portfolio Companies not Available for All Benefits [Text Block]

This Supplement to your prospectus outlines important changes related to Appendix B – Investment Requirements that will be effective on and after November 18, 2024. All other provisions outlined in your variable annuity prospectus, as supplemented, remain unchanged.

The American Century Diversified Growth Model and JPMorgan U.S. Active Growth Model will be added to the list of models to which you allocate your Contract Value if you elect (or have elected) the Earnings Optimizer Death Benefit.